FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Loss allowance	$ 3,360,224	$ 3,212,170	$ 2,873,688
Trade and other receivables
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial assets.	34,328,915
Loss allowance	$ 3,435,820
Trade and other receivables | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.27%
Financial assets.	$ 19,253,504
Loss allowance	$ 52,913
Trade and other receivables | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.32%
Financial assets.	$ 8,221,475
Loss allowance	$ 26,104
Trade and other receivables | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.32%
Financial assets.	$ 1,762,134
Loss allowance	$ 5,595
Trade and other receivables | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.32%
Financial assets.	$ 974,658
Loss allowance	$ 3,095
Trade and other receivables | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.32%
Financial assets.	$ 771,480
Loss allowance	$ 2,449
Trade and other receivables | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	100.00%
Financial assets.	$ 3,345,664
Loss allowance	$ 3,345,664
Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Customer portfolio insurance coverage (as a percent)	50.00%